Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ 1,267	$ 261	$ (327)
Foreign Exchange Contract | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	14,500	7,500
Fair value of outstanding put and call option forward contracts, asset	314	$ 179
Fair value of outstanding put and call option forward contracts, liability	$ 12